SEGMENT REPORTING - Schedule of Revenues by Industry Group and Type of Work (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 15,985,200	$ 16,564,585	$ 15,814,158	$ 15,747,802	$ 15,423,656	$ 16,158,803	$ 15,046,693	$ 14,965,153	$ 64,111,745	$ 61,594,305	$ 50,533,389
Communications, Media & Technology
Segment Reporting Information [Line Items]
Revenues									11,452,914	12,199,797	9,801,349
Financial Services
Segment Reporting Information [Line Items]
Revenues									12,131,531	11,810,582	9,932,523
Health & Public Service
Segment Reporting Information [Line Items]
Revenues									12,560,458	11,226,464	9,498,234
Products
Segment Reporting Information [Line Items]
Revenues									19,103,892	18,275,419	14,438,537
Resources
Segment Reporting Information [Line Items]
Revenues									8,862,950	8,082,043	6,862,746
Consulting
Segment Reporting Information [Line Items]
Revenues									33,613,008	34,075,856	27,337,699
Managed Services
Segment Reporting Information [Line Items]
Revenues									$ 30,498,737	$ 27,518,449	$ 23,195,690